Group statement of changes in equity - USD ($) $ in Millions		Total	Special Dividends	Share capital	Share premium	Other reserves	Retained earnings	Total	Non-controlling interests
Opening balance at Dec. 31, 2018		$ 49,823		$ 3,688	$ 4,312	$ 8,661	$ 27,025	$ 43,686	$ 6,137
Total comprehensive income	[1]	2,691				229	3,661	3,890	(1,199)
Currency translation arising on Rio Tinto Limited's share capital		(31)		(31)				(31)
Dividends		(7,042)					(6,843)	(6,843)	(199)
Share buy-back	[2]	(1,133)		(2)		2	(1,133)	(1,133)
Own shares purchased by Rio Tinto shareholders to satisfy share awards to employees	[3]	(8)				0	(8)	(8)
Change in equity interest held by Rio Tinto							45	45	(45)
Treasury shares reissued and other movements		1			1			1
Equity issued to holders of non-controlling interests		43							43
Employee share options and other IFRS 2 charges to the income statement		71				31	40	71
Closing balance at Jun. 30, 2019		$ 44,300		3,655	4,313	8,923	22,674	39,565	4,735
Dividends recognised as distributions to owners per share		$ 1.800
Dividends per share: proposed in the announcement of the results for the period (in USD per share)		$ 1.510	$ 2.430
Special dividends per share: proposed in the announcement of the results for the period			0.610
Opening balance at Dec. 31, 2019		$ 45,242		3,655	4,313	9,177	23,387	40,532	4,710
Total comprehensive income	[4]	2,310				(818)	3,107	2,289	21
Currency translation arising on Rio Tinto Limited's share capital		(75)		(75)				(75)
Dividends		(3,927)					(3,607)	(3,607)	(320)
Share buy-back		1					(1)	(1)
Own shares purchased by Rio Tinto shareholders to satisfy share awards to employees	[5]	(30)				(12)	(18)	(30)
Change in equity interest held by Rio Tinto							58	58	(58)
Treasury shares reissued and other movements		1			1			1
Equity issued to holders of non-controlling interests		79							79
Employee share options and other IFRS 2 charges to the income statement		57				23	34	57
Closing balance at Jun. 30, 2020		$ 43,656		$ 3,580	$ 4,314	$ 8,370	$ 22,960	$ 39,224	$ 4,432
Dividends recognised as distributions to owners per share		$ 2.310
Dividends per share: proposed in the announcement of the results for the period (in USD per share)		$ 1.550	0
Special dividends per share: proposed in the announcement of the results for the period			$ 0

[1]	Refer to Group statement of comprehensive income for further details.
[2]	Total amount of US$1,133 million includes own shares purchased from owners of Rio Tinto plc as per the cash flow statement of US$988 million adjusted for the movement in a financial liability recognised in respect of irrevocable contracts in place as at 30 June 2019 and 31 December 2018 to cover the share buy-back programme.
[3]	Net of contributions received from employees for share options.
[4]	Refer to Group statement of comprehensive income for further details.
[5]	Net of contributions received from employees for share awards to employees.